Commitments (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of commitments [Abstract]
Schedule of commitments for purchase obligations	The following table sets forth commitments for purchase obligations as of June 30, 2020 and 2019:

	Fiscal Year Ended June 30,
	2020	2019
	(U.S. $ in thousands)
Capital purchase obligations	$9,781	$—
Other contractual commitments	235,002	328,320
Total purchase obligation	$244,783	$328,320

Schedule of maturities of purchase obligations
Maturities of purchase obligations as of June 30, 2020 were as follows:

	Capital purchase obligations	Other contractual commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2021	$9,781	$90,972	$100,753
Years ending 2022 - 2023	—	144,030	144,030
Total commitments	$9,781	$235,002	$244,783